TAX EXPENSE	12 Months Ended
Dec. 31, 2011
TAX EXPENSE
TAX EXPENSE

14.	TAX EXPENSE

The Company mainly operates in PRC, Switzerland and the United States. In 2011, the Company established several entities in various jurisdictions.

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain.

Hong Kong

The Company’s fully-owned subsidiary, Trina Solar (Hong Kong) Enterprise Limited (“THK”) was subject to Hong Kong profit tax at a rate of 16.5% in 2009, 2010 and 2011. No Hong Kong profit tax has been provided as THK has not had assessable profit that was earned in or derived from Hong Kong during the years presented.

Singapore

The Company’s fully-owned subsidiary, Trina Solar (Singapore) Pte. Ltd. (“TSI”) and Trina Solar Energy Development Pte. Ltd. (“TED”) were subject to Singapore profit tax at a rate of 17% in 2010 and 2011. No Singapore profit tax has been provided as TSI and TED did not have assessable profit that was earned in or derived from Singapore during the year presented.

Switzerland

The statutory tax rate in Switzerland is 27.8%. The Company’s fully owned subsidiary, Trina Solar (Schweiz) AG (“TSW”) was subject to a preferential Switzerland profit tax at an effective rate of 10.12% and 7.65% in 2010 and 2011, respectively, pursuant to approved tax ruling.

Luxemburg

The statutory tax rate in Luxemburg is 27.8%.  The Company’s fully owned subsidiary, Trina Solar (Luxembourg) S.A.R.L (“TLB”) sold projects in 2011 and has filed all necessary documents to obtain the ruling of participation exemption on the gain in Luxembourg. Subject to the participation exemption ruling agreed by the tax bureau, the capital gains tax rate derived from the disposal of projects is 0%.

United States

The Company’s fully owned subsidiaries, Trina Solar (U.S.) Holding Inc, (“TUH”), Trina Solar (U.S.) Inc. (“TUS”), Trina Solar (U.S.) Development LLC (“TUP”) and TP-CA-SOUTH LLC (“TP-CA”) were subject to United States income tax at a combined federal and state tax rate of 40% in 2010 and 2011.

Japan

The Company’s fully owned subsidiary, Trina Solar (Japan) Limited (“TJP”) was subject to Japan profit tax at a rate of 40% in 2010 and 2011.

Germany

The Company’s fully owned subsidiary, Trina Solar (Germany) GmbH (“TGM”) was subject to Germany profit tax at a rate of 32.9% in 2010 and 2011.

Italy

The Company’s fully owned subsidiary, Trina Solar (Italy) S.R.L. (“TIL”) was subject to Italian profit tax at a rate of 31.4% in 2010 and 2011.

Spain

The Company’s fully owned subsidiary, Trina Solar (Spain) S.L.U. (“TSP”) was subject to Spanish profit tax at a rate of 30.0% in 2010 and 2011.

PRC

Under PRC’s Enterprise Income Tax Law (“EIT Law”), effective from January 1, 2008, domestically-owned enterprises and FIEs are subject to a uniform tax rate of 25%. In April 2009, Trina China received notification from a PRC tax authority which revoked a previous approval for the tax holiday on taxable income related to registered capital contributions made in 2008. As a result, during the year ended December 31, 2009, the Company recorded additional income tax expense of $6,513,160 for taxable profit arising from Trina China subsequent to January 1, 2008.

Under the EIT Law, the EIT rate shall be reduced to 15% for stated-encouraged High and New Technology Enterprises (“HNTE”). Trina China obtained a HNTE certificate in 2008 and was therefore entitled to a reduced EIT rate of 15% from 2008 to 2010. In 2011, Trina China renewed the HNTE certificate effective from 2011 to 2013. TST obtained a HNTE certificate in 2011 and was therefore entitled to a reduced EIT rate of 15% from 2011 to 2013.

The Company makes an assessment of the level of authority for each of its uncertain tax positions (including the potential application of interests and penalties) based on their technical merits, and has measured the unrecognized benefits associated with such tax positions. At December 31, 2010, the amounts of gross unrecognized tax benefits were $2,348,032. The aforementioned liability is recorded in liability for uncertain tax positions in the consolidated balance sheet. In accordance with the Company’s policies, it accrues and classifies interest and penalties related to unrecognized tax benefits as a component of the income tax provision. In 2011, the unrecognized tax benefits were settled pursuant to the approved Advance Pricing Agreement (“APA”) by the local tax bureau. As of December 31, 2011, the amount of gross unrecognized tax benefits were $nil. The Company does not anticipate any significant increase to its liability for unrecognized tax benefit within the next 12 months.

The following table indicates the changes to the Company’s unrecognized tax benefits for the year ended December 31, 2011.

$
Beginning balance	2,348,032

Settled for the year	(2,348,032)

Ending balance	—

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of income taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of income tax liability exceeding RMB100,000 is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion. The Company’s PRC subsidiaries are therefore subject to examination by the PRC tax authorities from 2006 through 2011 on non-transfer pricing matters, and from 2001 through 2011 on transfer pricing matters.

The provision for income taxes by tax jurisdictions for the years ended December 31, 2009, 2010 and 2011 is as follows:

	Years ended December 31,
	2009	2010	2011
	$	$	$

Income (loss) from operations before income tax:
PRC	135,683,290	181,458,007	(3,556,550)
Switzerland	—	200,309,460	(5,581,319)
United States	—	7,704,044	1,023,440
Other jurisdictions	(14,761,022)	(29,949,333)	(22,396,194)

Total income (loss) before income tax	120,922,268	359,522,178	(30,510,623)

Current tax expense:
PRC	35,248,557	32,166,137	7,416,997
Switzerland	—	21,802,460	—
United States	—	3,457,769	3,249,978
Others	—	99,283	1,222,252

Deferred tax (benefit) expense:
PRC	(10,552,726)	(9,011,416)	(1,742,264)
Switzerland	—	(68,883)	534,770
United States	—	(376,152)	(2,834,865)
Other jurisdictions	—	—	(537,249)
Total income tax expense	24,695,831	48,069,198	7,309,619

A reconciliation between the provision for income tax computed by applying the applicable enterprise income tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years ended December 31,
	2009	2010	2011

Applicable enterprise income tax rate	25.0%	25.0%	25.0%
Different tax rate in other jurisdiction	2.9%	(5.5)%	(18.2)%
Effect of reduced tax rate	(11.1)%	(5.2)%	(2.8)%
Transfer pricing settlement in 2011	—	—	(6.2)%
Effect of different reversal rate	(1.6)%	(2.4)%	(21.9)%
Effect of change in valuation allowance	0.8%	0.8%	0.5%
Cancellation of preferential tax rate	4.7%	—	—
Tax effect of permanent differences	(0.3)%	0.0%	(0.4)%
Unrecognized tax benefits	—	0.7%	—
	20.4%	13.4%	(24.0)%

The principal components of deferred income tax assets are as follows:

	Years ended December 31,
	2009	2010	2011
	$	$	$
Deferred tax assets:
Bad debts provision and others	1,759,248	7,673,965	5,371,073
Deferred revenues	2,693,787	1,005,139	3,449
Accrued expenses	3,678,010	6,147,803	8,475,330
Long-term payables	4,352,416	4,921,134	4,263,756
Inventory write-down	4,086,801	4,049,350	2,550,720
Advance to suppliers provision	1,051,551	1,793,446	2,494,574
Warranty provision	5,255,845	9,677,718	14,442,248
Net operating loss	—	—	2,448,583

Total deferred tax assets	22,877,658	35,268,555	40,049,733

Valuation allowance on deferred tax assets	(7,408,349)	(10,342,795)	(10,544,364)
Net deferred tax assets	15,469,309	24,925,760	29,505,369

Analysis as:
Current	5,543,246	10,258,325	10,466,825
Noncurrent	9,926,063	14,667,435	19,038,544
Total	15,469,309	24,925,760	29,505,369

Valuation allowances have been established for deferred tax assets based on a more likely than not threshold. As of December 31, 2011, a valuation allowance of $10,544,364 has been recorded in order to measure only the portion of the deferred tax asset that more likely than not will be realized.

Undistributed earnings of the Company’s subsidiaries of approximately $530.6 million at December 31, 2011 are considered to be indefinitely reinvested and accordingly, no provision for income taxes has been provided.

The Company has net operating losses of $19,084,332 as of December 31, 2011. Such losses will expire between 2016 and 2031.